Organization and Business Operation	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization and Business Operation [Abstract]
Organization and Business Operation

Note 1 — Organization and Business Operation

Feutune Light Acquisition Corporation (the “Company”) is a newly organized blank check company incorporated as a Delaware company on January 19, 2022. The Company was formed for the purpose of entering into a merger, stock exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is actively searching for and identifying a suitable Business Combination target. The Company is not limited to a particular industry or geographic region for purposes of consummating an initial business combination. The Company will not undertake its initial Business Combination with any company being based in or having the majority of the company’s operations in China (including Hong Kong and Macau). The Company has selected December 31 as its fiscal year end.

On July 3, 2023, the Company incorporated Feutune Light Merger Sub, Inc, (“Merger Sub”), a Delaware corporation and wholly owned subsidiary of the Company. As of September 30, 2023, there has been no activity in Merger Sub.

As of September 30, 2023, the Company had not commenced any operations. For the period from January 19, 2022 (inception) through September 30, 2023, the Company’s efforts have been limited to organizational activities, as activities related to the initial public offering (“IPO”) and Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the IPO.

The registration statement for the Company’s IPO became effective on June 15, 2022. On June 21, 2022, the Company consummated the IPO of 9,775,000 units (including 1,275,000 units issued upon the full exercise of the over-allotment option, the “Public Units”). Each Public Unit consists of one share of Class A common stock, $0.0001 par value per share (the “Public Shares”), and one redeemable warrant (the “Warrants”) and one right (the “Rights”) to receive one-tenth (1/10) of one share of Class A common stock (the “Class A Common Stock”). Each Warrant entitles the holder thereof to purchase one share of Class A Common Stock at an exercise price of $11.50 per share. The Public Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $97,750,000.

Substantially concurrently with the closing of the IPO, the Company completed the sale in a private placement (the “Private Placement”) of 498,875 units (the “Private Placement Units”) including 478,875 units to the Company’s sponsor, Feutune Light Sponsor LLC (the “Sponsor”) and 20,000 shares to U.S. Tiger Securities, Inc. (“US Tiger”) at a purchase price of $10.00 per Private Placement Unit, generating gross proceeds to the Company of $4,988,750. Each Private Placement Unit consists of one share of Class A common stock (the “Private Shares”), one Warrant, and one Right.

The Company also issued 60,000 representative shares (the “Representative Shares”) to US Tiger, a representative of the underwriters of the IPO, as part of representative compensation. The Representative Shares are identical to the Public Shares included in the IPO except that the representative has agreed not to transfer, assign or sell any such Representative Shares until the completion of the Company’s initial Business Combination. In addition, US Tiger agreed (i) to waive its redemption rights with respect to the Representative Shares and Private Shares it owns in connection with the completion of the Company’s initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account (as defined below) with respect to the Representative Shares and Private Shares if the Company fails to complete its initial Business Combination within the Combination Period (as defined below).

Transaction costs amounted to $5,966,117, consisting of $5,376,250 of underwriting fees, $517,692 of other offering cost and of $72,175 fair value of the 60,000 Representative Shares as part of the transaction costs. Following the consummation of the IPO, cash of $1,029,523 were held outside of the Trust Account (as defined below) and is available for working capital purposes.

The Company’s initial Business Combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding the deferred underwriting discounts and commissions and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for the post-transaction company not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to complete a Business Combination successfully.

Following the closing of the IPO, $99,216,250 ($10.15 per Public Unit) from the proceed of the IPO and the proceeds from the sale of the Private Placement Units was held in a U.S.-based trust account (the “Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee. The funds held in the Trust Account invested only in U.S. government treasury bills, bonds or notes with a maturity of 185 days or less, or in money market funds meeting the applicable conditions of Rule 2a-7 promulgated under the Investment Company Act which invest solely in direct U.S. government treasury, so that the Company are not deemed to be an investment company under the Investment Company Act. Except with respect to interest earned on the funds held in the trust account that may be released to the Company to pay the Company’s tax obligation, the proceeds from the IPO and the sale of the Private Placement Units that are deposited and held in the Trust Account will not be released from the Trust Account until the earliest to occur of (a) the completion of the initial Business Combination, (b) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend then current amended and restated Company’s certificate of incorporation (i) to modify the substance or timing of its obligation to allow redemption in connection with its initial Business Combination or to redeem 100% of the Company’s Public Shares if it does not complete the initial Business Combination within the Combination Period (as defined below) the IPO or (ii) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity and (c) the redemption of 100% of the Company’s Public Shares if it is unable to complete the Business Combination within the required time frame, subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors which could have higher priority than the claims of the Company’s public stockholders. Under the Company’s amended and restated certificate of incorporation, if the Company has not consummated its initial Business Combination by March 21, 2023 (within nine (9) months from the consummation of the IPO), it may extend the period of time to consummate a Business Combination up to three (3) times by an additional three-month period each time for a total of up to an additional nine (9) months, affording the Company up to December 21, 2023 (up to eighteen (18) months from the consummation of the IPO) to complete its initial Business Combination. Anticipating that it would not be able to consummate such initial Business Combination, the Company sought its first extension on March 21, 2023 (described below). The Company may extend the period of time to consummate a Business Combination for up to two (2) additional three-month periods from the current deadline of June 21, 2023, and the public stockholders will not be offered the opportunity to vote on or redeem their shares if the Company chooses to make any such paid extension. Pursuant to the terms of the Company’s amended and restated certificate of incorporation and the trust agreement entered into between the Company and Continental Stock Transfer & Trust Company acting as trustee, the Sponsor or its affiliates or designees, upon five days advance notice prior to the applicable deadline, must deposit into the Trust Account for each three-month extension $977,500 ($0.10 per share), on or prior to the date of the applicable deadline. Any such payments would be made in the form of a loan. If the Company completes its initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account. In addition, such extension funding loans may be convertible into Private Placement Units upon the closing of the Company’s initial Business Combination at $10.00 per unit at the option of the lender.

On March 21, 2023, an aggregate of $977,500 (the “Extension Payment”) was deposited by the Sponsor into the Trust Account for the public stockholders, representing $0.10 per public share, which enables the Company to extend the period of time it has to consummate its initial Business Combination by three months from March 21, 2023 to June 21, 2023 (the “Extension”).

In connection with the Extension Payment, the Company issued an unsecured promissory note (the “Note”) to the Sponsor. The Note is non-interest bearing and payable (subject to the waiver against trust provisions) upon the date on which the Company consummates its initial Business Combination. The principal balance may be prepaid at any time, at the election of the Company. The holder of the Note has the right, but not the obligation, to convert the Note, in whole or in part, into Private Units of the Company, as described in the final prospectus dated June 17, 2022 filed by the Company with the SEC (the “Prospectus”), by providing the Company with written notice of its intention to convert the Note at least two business days prior to the closing of the Company’s initial Business Combination. The number of Private Units to be received by the holder of the Note in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to the holder, by (y) $10.00. $600,000 of the Extension Payment was deposited by the Company’s Sponsor and $377,500 was deposited by the Company from its working capital account in lieu of the Sponsor, pursuant to a non-interest bearing, short-term loan provided by the Company to the Sponsor (the “Short-Term Loan”) to the Company, which provides for repayment on or before March 31, 2023. The Short-Term Loan was repaid in full on March 24, 2023.

On June 16, 2023, the Company held a special meeting of the stockholders (the “Special Meeting”), where the stockholders of the Company approved the Company to amend the Company’s Amended and Restated Certificate of Incorporation (the “Charter”) to allow the Company until June 21, 2023 to consummate an initial Business Combination and may elect to extend the period to consummate an initial Business Combination up to nine times, each by an additional one-month period (each, a “Monthly Extension”), for a total of up to nine months to March 21, 2024, by depositing to the Company’s Trust Account, the lesser of (i) $100,000 for all Public Shares and (ii) $0.04 for each Public Share for each one-month extension. On June 20, 2023, a certificate of amendment to the Charter (the “Charter Amendment”) was filed with the State of Delaware, effective on the same date. In connection with the votes to approve the Charter Amendment, 4,791,507 shares of Class A Common Stock of the Company were rendered for redemption.

As of September 30, 2023, four $100,000 Monthly Extension Payment were deposited into the Trust Account for the public stockholders, which enabled the Company to extend the period of time it has to consummate its initial Business Combination by four months from June 21, 2023 to October 21, 2023. Among the four $100,000 Monthly Extension Payments, the $100,000 deposited on July 20, 2023 (the “July Monthly Extension Payment”) was deposited by the Company from its working capital account in lieu of a deposit by the Sponsor. Such advancement was repaid by the Sponsor to the Company in September 2023. On October 20, 2023, another Monthly Extension Payment was deposited into the Trust Account (the “October Monthly Extension Payment”), which enabled the Company to extend the date by which it has to consummate its initial Business Combination by one month from October 21, 2023 to November 21, 2023.

In connection with the four Monthly Extension Payments, the Company issued four unsecured promissory notes of $100,000 to the Sponsor to evidence the payments made by the Sponsor for the Monthly Extension Payment. In connection with the October Monthly Extension Payment, and pursuant to the Merger Agreement (as defined below), on October 26, 2023, the Company issued an unsecured promissory note of $100,000 to TPH (as defined below) to evidence the payment made for the October Monthly Extension Payment.

The notes bear no interest and are payable in full upon the earlier to occur of (i) the consummation of the Company’s Business Combination or (ii) the date of expiry of the term of the Company (the “Maturity Date”). The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the Maturity Date; (ii) the commencement of a voluntary or involuntary bankruptcy action, (iii) the breach of the Company’s obligations thereunder; (iv) any cross defaults; (v) any enforcement proceedings against the Company; and (vi) any unlawfulness and invalidity in connection with the performance of the obligations thereunder, in which case the notes may be accelerated.

The payee of the notes, the Sponsor, has the right, but not the obligation, to convert the notes, in whole or in part, respectively, into Private Units of the Company, that are identical to Public Units of the Company, subject to certain exceptions, as described in the Prospectus, by providing the Company with written notice of the intention to convert at least two business days prior to the closing of the Business Combination. The number of Private Units to be received by the Sponsor in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to the Sponsor by (y) $10.00.

The Company currently has until November 21, 2023 to consummate its initial Business Combination. However, if the Company anticipates that it may not be able to consummate its initial Business Combination by November 21, 2023, the Company may, but is not obligated to, extend the period of time to consummate its initial Business Combination for up to four more times by an additional one-month each time and may have until March 21, 2024 to consummate its initial Business Combination.

The shares of Class A Common Stock subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will consummate a Business Combination and, solely if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination. The Company currently has until November 21, 2023 (or March 21, 2024 upon maximum extension) to complete the initial Business Combination (the “Combination Period”).

If the Company is unable to complete the initial Business Combination within the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s taxes (less up to $50,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and its board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

There will be no redemption rights or liquidating distributions with respect to the Company’s Warrants and Rights, which will expire worthless if the Company fails to complete the Business Combination within the Combination Period. The Sponsor, directors and officers (the “founders”) have entered into a letter agreement with the Company, pursuant to which they have agreed (i) to waive their redemption rights with respect to any Founder Shares (as defined in Note 5), Private Shares, and any Public Shares held by them in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to their Founder Shares, Private Shares and Public Shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Company’s Public Shares if the Company does not complete its initial Business Combination within the Combination Period or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity and (iii) to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares and Private Shares held by them if the Company fails to complete the initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period. If the Company submits it initial Business Combination to its stockholders for a vote, the Company will complete its initial Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the initial Business Combination. In no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of Public Shares and the related Business Combination, and instead may search for an alternate Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.15 per

Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, then the Company’s Sponsor will not be responsible to the extent of any liability for such third party claims.

However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy their indemnity obligations and believe that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its Sponsor would be able to satisfy those obligations. None of the officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

Liquidity and Capital Resources and Going Concern

As of September 30, 2023, the Company had cash of $110,855 and a working capital deficit of $1,526,274.

The Company intends to use substantially all of the funds held in the Trust Account, including any amounts representing interest earned on the Trust Account, excluding deferred underwriting commissions, to complete its Business Combination. The Company may withdraw interest from the Trust Account to pay taxes, if any. To the extent that the Company’s share capital or debt is used, in whole or in part, as consideration to complete a Business Combination, the remaining proceeds held in the Trust Account will be used as working capital to finance the operations of the target business or businesses, make other acquisitions and pursue our growth strategies.

The Company intends to use the funds held outside the Trust Account primarily to identify and evaluate target businesses, perform business due diligence on prospective target businesses, travel to and from the offices, plants or similar locations of prospective target businesses or their representatives or owners, review corporate documents and material agreements of prospective target businesses, structure, negotiate and complete a Business Combination.

In order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Company Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company completes the initial Business Combination, it would repay such loaned amounts. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $3,000,000 of such loans may be convertible into units, at a price of $10.00 per unit at the option of the lender.

If the estimate of the costs of identifying a target business, undertaking in-depth due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate our business prior to our initial Business Combination. Moreover, the Company may need to obtain additional financing either to complete our Business Combination or because the Company become obligated to redeem a significant number of our public shares upon completion of our Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination, all of which raise substantial doubt about our ability to continue as a going concern.

In addition, under the Company’s currently effective amended and restated certificate of incorporation, the Company currently has until November 21, 2023, or March 21, 2024 upon maximum extension, to complete the initial Business Combination. The Company may seek approval from its stockholders holding no less than 65% or more of the votes to approve to extend the completion period. If the Company fails to obtain approval from the stockholders for such extension or the Company does not seek such extension, the Company will cease all operations.

There is no assurance that the Company’s plans to consummate a Business Combination will be successful within the Combination Period and that the Company will obtain enough votes to extend the Combination Period. In connection with the Company’s assessment of going concern considerations in accordance with the Accounting Standards Update (“ASU”) 2014-15 of the Financial Accounting Standard Board (FASB), “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the liquidity concern and mandatary liquidation mentioned above raised substantial doubt about the Company’s ability to continue as a going concern. The unaudited consolidated financial statement does not include any adjustments that might result from the outcome of this uncertainty.

Merger Agreement

On October 26, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Thunder Power Holdings Limited, a British Virgin Islands company (“TPH”), and Feutune Light Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”).

TPH is a technology innovator and manufacturer of premium electric vehicles (“EVs”). TPH is dedicated to creating electric vehicles that deliver a premium driving experience combined with a high degree of personalization and has developed and is planning to manufacture a family of EVs suited to various stages of life and driving environments.

Pursuant to the Merger Agreement, TPH will be merged with and into Merger Sub (the “Merger”), with the Merger Sub surviving the Merger as a direct wholly owned subsidiary of the Company.

Note 1 — Organization and Business Operation

Feutune Light Acquisition Corporation (the “Company”) is a newly organized blank check company incorporated as a Delaware company on January 19, 2022. The Company was formed for the purpose of entering into a merger, stock exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is actively searching and identifying suitable business combination target. The Company is not limited to a particular industry or geographic region for purposes of consummating an initial business combination. The Company will not undertake its initial business combination with any company being based in or having the majority of the company’s operations in China (including Hong Kong and Macau). The Company has selected December 31 as its fiscal year end.

As of December 31, 2022, the Company had not commenced any operations. For the period from January 19, 2022 (inception) through December 31, 2022, the Company’s efforts have been limited to organizational activities as well as activities related to the initial public offering (“IPO”). The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the IPO.

The registration statement for the Company’s IPO became effective on June 15, 2022. On June 21, 2022, the Company consummated the IPO of 9,775,000 units (including 1,275,000 units issued upon the full exercise of the over-allotment option, the “Public Units”). Each Public Unit consists of one share of Class A common stock, $0.0001 par value per share (the “Public Shares”), and one redeemable warrant (the “Warrant”) and one right (the “Right”) to receive one-tenth (1/10) of one share of Class A common stock (the “Class A Common Stock”). Each Warrant entitles the holder thereof to purchase one share of Class A Common Stock at an exercise price of $11.50 per share. The Public Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $97,750,000.

Substantially concurrently with the closing of the IPO, the Company completed the sale in a private placement (the “Private Placement”) of 498,875 units (the “Private Placement Units”) including 478,875 units to the Company’s sponsor, Feutune Light Sponsor LLC (the “Sponsor”) and 20,000 shares to U.S. Tiger Securities, Inc. (“US Tiger”) at a purchase price of $10.00 per Private Placement Unit, generating gross proceeds to the Company of $4,988,750. Each Private Placement Unit consists of one share of Class A common stock (the “Private Shares”), one Warrant, and one Right.

The Company also issued 60,000 representative shares (the “Representative Shares”) to US Tiger, a representative of the underwriters of the IPO, as part of representative compensation. The Representative Shares are identical to the Public Shares included in the IPO except that the representative has agreed not to transfer, assign or sell any such Representative Shares until the completion of the Company’s initial Business Combination. In addition, US Tiger agreed (i) to waive its redemption rights with respect to the Representative Shares and Private Shares it owns in connection with the completion of the Company’s initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account (as defined below) with respect to the Representative Shares and Private Shares if the Company fails to complete its initial Business Combination within the Combination Period (as defined below).

Transaction costs amounted to $5,966,117, consisting of $5,376,250 of underwriting fees and $517,692 of other offering costs and $72,175 fair value of the 60,000 Representative Shares as part of the transaction costs. Following the consummation of the IPO, cash of $1,029,523 were held outside of the Trust Account (as defined below) and is available for working capital purposes.

The Company’s initial Business Combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding the deferred underwriting discounts and commissions and taxes payable on the income earned on the Trust Account (as defined below)) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for the post-transaction company not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to complete a Business Combination successfully.

Following the closing of the IPO, $99,216,250 ($10.15 per Public Unit) from the proceed of the IPO and the proceeds from the sale of the Private Placement Units was held in a U.S.-based trust account (the “Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee. The funds held in the Trust Account invested only in U.S. government treasury bills, bonds or notes with a maturity of 185 days or less, or in money market funds meeting the applicable conditions of Rule 2a-7 promulgated under the Investment Company Act which invest solely in direct U.S. government treasury, so that the Company are not deemed to be an investment company under the Investment Company Act. Except with respect to interest earned on the funds held in the trust account that may be released to the Company to pay the Company’s tax obligation, the proceeds from the IPO and the sale of the Private Placement Units that are deposited and held in the Trust Account will not be released from the Trust Account until the earliest to occur of (a) the completion of the initial Business Combination, (b) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend then current amended and restated Company’s certificate of incorporation (i) to modify the substance or timing of its obligation to allow redemption in connection with its initial Business Combination or to redeem 100% of the Company’s Public Shares if it does not complete the initial Business Combination within the Combination Period (as defined below) the IPO or (ii) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity and (c) the redemption of 100% of the Company’s Public Shares if it is unable to complete the Business Combination within the required time frame, subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors which could have higher priority than the claims of the Company’s public stockholders. If the Company anticipate that it may not be able to consummate its initial Business Combination by March 21, 2023 (within nine (9) months from the consummation of the IPO), it may extend the period of time to consummate a Business Combination up to three (3) times by an additional three-month period each time for a total of up to 9 months, affording the Company up to December 21, 2023 (up to eighteen (18) months from the consummation of the IPO) to complete its initial Business Combination. Public stockholders will not be offered the opportunity to vote on or redeem their shares if the Company chooses to make any such paid extension. On March 21, 2023, an aggregate of $977,500 was deposited by the Sponsor into the Trust Account for the public stockholders, representing $0.10 per public share, which enables the Company to extend the period of time it has to consummate its initial business combination by three months from March 21, 2023 to June 21, 2023.

Pursuant to the terms of the Company’s amended and restated certificate of incorporation and the trust agreement entered into between the Company and Continental Stock Transfer & Trust Company acting as trustee, the Sponsor or its affiliates or designees, upon five days advance notice prior to the applicable deadline, must deposit into the Trust Account for each three-month extension $977,500 ($0.10 per share), on or prior to the date of the applicable deadline. Any such payments would be made in the form of a loan. If the Company completes its initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account. In addition, such extension funding loans may be convertible into Private Placement Units upon the closing of the Company’s initial Business Combination at $10.00 per unit at the option of the lender.

On June 16, 2023, the Company held a special meeting of the stockholders (the “Special Meeting”), where the stockholders of the Company approved the Company to amend the Company’s Amended and Restated Certificate of Incorporation (the “Charter”) to allow the Company until June 21, 2023 to consummate an initial Business Combination and may elect to extend the period to consummate an initial Business Combination up to nine times, each by an additional one-month period (each, a “Monthly Extension”), for a total of up to nine months to March 21, 2024, by depositing to the Company’s Trust Account, the lesser of (i) $100,000 for all Public Shares and (ii) $0.04 for each Public Share for each one-month extension. On June 20, 2023, a certificate of amendment to the Charter (the “Charter Amendment”) was filed with the State of Delaware, effective on the same date.

On June 20, 2023, $100,000 (the “June Monthly Extension Payment”) was deposited into the Trust Account for the public stockholders, which enabled the Company to extend the period of time it has to consummate its initial Business Combination by one month from June 21, 2023 to July 21, 2023 (the “June Extension”). The June Extension is the first of the up to nine Monthly Extensions permitted under the amended Charter.

In connection with the June Monthly Extension Payment, the Company issued an unsecured promissory note of $100,000 (the “Note”) to the Sponsor to evidence the payments made by the Sponsor for the June Monthly Extension Payment.

The Note bears no interest and is payable in full upon the earlier to occur of (i) the consummation of the Company’s Business Combination or (ii) the date of expiry of the term of the Company (the “Maturity Date”). The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the Maturity Date; (ii) the commencement of a voluntary or involuntary bankruptcy action, (iii) the breach of the Company’s obligations thereunder; (iv) any cross defaults; (v) any enforcement proceedings against the Company; and (vi) any unlawfulness and invalidity in connection with the performance of the obligations thereunder, in which case the Note may be accelerated.

The payee of the Note, the Sponsor, has the right, but not the obligation, to convert the Note, in whole or in part, respectively, into Private Units of the Company, that are identical to Public Units of the Company, subject to certain exceptions, as described in the Prospectus, by providing the Company with written notice of the intention to convert at least two business days prior to the closing of the Business Combination. The number of Private Units to be received by the Sponsor in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to the Sponsor by (y) $10.00.

In connection with the votes to approve the Charter Amendment, 4,791,507 shares of Class A Common Stock of the Company were rendered for redemption.

On July 20, 2023, an aggregate of $100,000 (the “July Monthly Extension Payment”) was deposited into the Trust Account for the public stockholders, which enabled the Company to extend the period of time it has to consummate its initial Business Combination by one month from July 21, 2023 to August 21, 2023 (the “July Extension”). The July Extension is the second of the up to nine Monthly Extensions permitted under the amended Charter.

The July Monthly Extension Payment was deposited by the Company from its working capital account in lieu of a deposit by the Sponsor. Such advancement shall be repaid by the Sponsor or its affiliates or designees to the Company within two months of the deposit, at which time, the Company will issue a promissory note to the Sponsor or its affiliates or designees to evidence the payment for the July Extension.

The shares of Class A Common Stock subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will consummate a Business Combination and, solely if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

If the Company is unable to complete the initial Business Combination within the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s taxes (less up to $50,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and its board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

There will be no redemption rights or liquidating distributions with respect to the Company’s Warrants and Rights, which will expire worthless if the Company fails to complete the Business Combination within the Combination Period. The Sponsor, directors and officers (the “founders”) have entered into a letter agreement with the Company, pursuant to which they have agreed (i) to waive their redemption rights with respect to any Founder Shares (as defined in Note 5), Private Shares, and any Public Shares held by them in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to their Founder Shares, Private Shares and Public Shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Company’s Public Shares if the Company does not complete its initial Business Combination within the Combination Period or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity and (iii) to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares and Private Shares held by them if the Company fails to complete the initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period. If the Company submits it initial Business Combination to its stockholders for a vote, the Company will complete its initial Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the initial Business Combination. In no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of Public Shares and the related Business Combination, and instead may search for an alternate Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.15 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act (as defined in Note 2). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, then the Company’s Sponsor will not be responsible to the extent of any liability for such third party claims.

However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy their indemnity obligations and believe that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its Sponsor would be able to satisfy those obligations. None of the officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

Liquidity and Capital Resources and Going Concern

As of December 31, 2022, the Company had cash of $546,632 and a working capital of $170,176.

The Company intends to use substantially all of the funds held in the Trust Account, including any amounts representing interest earned on the Trust Account, excluding deferred underwriting commissions, to complete its Business Combination. The Company may withdraw interest from the Trust Account to pay taxes, if any. To the extent that the Company’s share capital or debt is used, in whole or in part, as consideration to complete a Business Combination, the remaining proceeds held in the Trust Account will be used as working capital to finance the operations of the target business or businesses, make other acquisitions and pursue our growth strategies.

The Company intends to use the funds held outside the Trust Account primarily to identify and evaluate target businesses, perform business due diligence on prospective target businesses, travel to and from the offices, plants or similar locations of prospective target businesses or their representatives or owners, review corporate documents and material agreements of prospective target businesses, structure, negotiate and complete a Business Combination.

In order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Company Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company completes the initial Business Combination, it will repay such loaned amounts. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $3,000,000 of such loans may be convertible into units, at a price of $10.00 per unit at the option of the lender.

If the estimate of the costs of identifying a target business, undertaking in-depth due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate our business prior to our initial Business Combination. Moreover, the Company may need to obtain additional financing either to complete our Business Combination or because the Company become obligated to redeem a significant number of our public shares upon completion of our Business Combination, in which case we may issue additional securities or incur debt in connection with such Business Combination, all of which raise substantial doubt about our ability to continue as a going concern.

In addition, under the Company’s amended and restated certificate of incorporation provides that the Company will have only nine months from the closing of the IPO to complete the initial Business Combination, which may be extended up to three times by an additional three-month each time to a total of 18 months from the closing of IPO. If the Company is unable to complete a Business Combination by March 21, 2023 (or December 21, 2023 upon maximum extension), the Company may seek approval from its stockholders holding no less than 65% or more of the votes to approve to extend the completion period. If the Company fails to obtain approval from the stockholders for such extension or the Company does not seek such extension, the Company will cease all operations. On March 21, 2023, an aggregate of $977,500 was deposited by the Sponsor into the Trust Account for the public stockholders, representing $0.10 per public share, which enables the Company to extend the period of time it has to consummate its initial business combination by three months from March 21, 2023 to June 21, 2023.

On June 16, 2023, the Company held a special meeting of the stockholders (the “Special Meeting”), where the stockholders of the Company approved the Company to amend the Company’s Amended and Restated Certificate of Incorporation (the “Charter”) to allow the Company until June 21, 2023 to consummate an initial Business Combination and may elect to extend the period to consummate an initial Business Combination up to nine times, each by an additional one-month period (each, a “Monthly Extension”), for a total of up to nine months to March 21, 2024, by depositing to the Company’s Trust Account, the lesser of (i) $100,000 for all Public Shares and (ii) $0.04 for each Public Share for each one-month extension. On June 20, 2023, a certificate of amendment to the Charter (the “Charter Amendment”) was filed with the State of Delaware, effective on the same date.

On June 20, 2023, $100,000 (the “June Monthly Extension Payment”) was deposited into the Trust Account for the public stockholders, which enabled the Company to extend the period of time it has to consummate its initial Business Combination by one month from June 21, 2023 to July 21, 2023 (the “June Extension”). The June Extension is the first of the up to nine Monthly Extensions permitted under the amended Charter.

In connection with the June Monthly Extension Payment, the Company issued an unsecured promissory note of $100,000 (the “Note”) to the Sponsor to evidence the payments made by the Sponsor for the June Monthly Extension Payment.

The Note bears no interest and is payable in full upon the earlier to occur of (i) the consummation of the Company’s Business Combination or (ii) the date of expiry of the term of the Company (the “Maturity Date”). The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the Maturity Date; (ii) the commencement of a voluntary or involuntary bankruptcy action, (iii) the breach of the Company’s obligations thereunder; (iv) any cross defaults; (v) any enforcement proceedings against the Company; and (vi) any unlawfulness and invalidity in connection with the performance of the obligations thereunder, in which case the Note may be accelerated.

The payee of the Note, the Sponsor, has the right, but not the obligation, to convert the Note, in whole or in part, respectively, into Private Units of the Company, that are identical to Public Units of the Company, subject to certain exceptions, as described in the Prospectus, by providing the Company with written notice of the intention to convert at least two business days prior to the closing of the Business Combination. The number of Private Units to be received by the Sponsor in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to the Sponsor by (y) $10.00.

In connection with the votes to approve the Charter Amendment, 4,791,507 shares of Class A Common Stock of the Company were rendered for redemption.

On July 20, 2023, an aggregate of $100,000 (the “July Monthly Extension Payment”) was deposited into the Trust Account for the public stockholders, which enabled the Company to extend the period of time it has to consummate its initial Business Combination by one month from July 21, 2023 to August 21, 2023 (the “July Extension”). The July Extension is the second of the up to nine Monthly Extensions permitted under the amended Charter.

The July Monthly Extension Payment was deposited by the Company from its working capital account in lieu of a deposit by the Sponsor. Such advancement shall be repaid by the Sponsor or its affiliates or designees to the Company within two months of the deposit, at which time, the Company will issue a promissory note to the Sponsor or its affiliates or designees to evidence the payment for the July Extension.

There is no assurance that the Company’s plans to consummate a Business Combination will be successful within the Combination Period. In connection with the Company’s assessment of going concern considerations in accordance with the Accounting Standards Update (“ASU”) 2014-15 of the Financial Accounting Standard Board (“FASB”), “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the liquidity concern and mandatary liquidation mentioned above raised substantial doubt about the Company’s ability to continue as a going concern. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.